Recoverable tax assets (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable tax assets
Schedule of tax assets
	2024	2023
Corporate income tax (IRPJ) (a)	586	2,141
Social contribution (CSLL) (a)	383	450
Federal VAT (PIS/COFINS) (b)	14,408	23,147
Federal Social Security Tax on Gross Revenue (CPRB) (c)	1,676	-
Others	2,519	2,320
Total tax assets	19,572	28,058

Current	19,572	28,058
Non-current	-	-

(a)	Income tax and social contribution - the balance is composed by amounts withheld and advances of corporate income tax and social contribution carried out in the previous years.
(b)	The Company is eligible for PIS and COFINS (Federal VAT) tax credits on SMS cost invoices issued by the operator, as it collects contributions to PIS and COFINS on a non-cumulative basis at rates of 1.65% and 7.6%.
(c)	The Company has recognized the favorable rulings from the Federal Regional Court regarding the writ of security, which affirmed the right to calculate the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”) contributions for the period from November 2012 to November 2015 based on gross revenue (CPRB), rather than on payroll.